Amendment dated July 25, 2007
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds II dated May 1, 2007

Lifestyle Portfolios -- Class A, B and C shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a "Portfolio") of John Hancock Funds II ("JHF II") commenced operations in October 2005. Each of the Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Portfolio, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Amendment presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any Portfolio, and you should not assume that a Portfolio will have the same future performance as the JHT portfolio. The future performance of a Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class A, B and C shares of the Portfolios have front-end or deferred sales charges. The Series I shares of the corresponding JHT portfolios do not have such charges. The other expenses of the Class A, B and C shares of the Portfolios, including their Rule 12b-1 fees, are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive Trust
(formerly Lifestyle Aggressive 1000 Trust)

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 18.07%
Worst quarter: Q3 '02, -18.84%

Index (reflects no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for JHT Series I among 1,598 large blend funds as of June 30, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 1,598, 5 stars out of 1,237 and 2 stars out of 527 large blend funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $631,542,167

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[the following was represented as a bar chart in the printed material]

1998            4.79%
1999           14.55%
2000           -5.12%
2001          -13.83%
2002          -20.71%
2003           34.91%
2004           16.06%
2005           10.64%
2006           15.46%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                           Since
                                     1 year       3 year       5 year      10 year     inception
-------------------------------------------------------------------------------------------------
 Series I                           20.88%       15.78%       13.80%        5.82%         6.26%
-------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index        20.59%       11.68%       10.71%        7.13%         8.54%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth Trust
(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 14.90%
Worst quarter: Q3 '02, -14.50%

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for JHT Series I among 1,598 large blend funds as of June 30, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,598, 5 stars out of 1,237 and 3 stars out of 527 large blend funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $12,873,173,216

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[the following was represented as a bar chart in the printed material]

1998            6.14%
1999           16.50%
2000           -3.18%
2001           -9.16%
2002          -15.84%
2003           29.55%
2004           14.59%
2005            8.66%
2006           13.47%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                                    Since
                                              1 year       3 year       5 year      10 year     inception
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Series I                                    17.86%       13.54%       12.46%        6.51%         7.08%
--------------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index                 20.59%       11.68%       10.71%        7.13%         8.54%
--------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index         6.12%        3.98%        4.48%        6.02%         6.09%
--------------------------------------------------------------------------------------------------------------
 Combined Index                              17.60%       10.15%        9.58%        7.13%         8.40%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced Trust
(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 11.64%
Worst quarter: Q3 '98, -10.36%

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for JHT Series I among 875 moderate allocation funds as of June 30, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 875, 5 stars out of 656 and 3 stars out of 358 moderate allocation funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $9,863,352,422

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[the following was represented as a bar chart in the printed material]

1998            5.67%
1999           12.36%
2000            2.33%
2001           -4.85%
2002           -9.95%
2003           23.97%
2004           13.49%
2005            6.88%
2006           12.67%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                                    Since
                                              1 year       3 year       5 year      10 year     inception
--------------------------------------------------------------------------------------------------------------
 Series I                                    15.90%       12.15%       11.32%        6.98%         7.48%
--------------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index                 20.59%       11.68%       10.71%        7.13%         8.54%
--------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index         6.12%        3.98%        4.48%        6.02%         6.09%
--------------------------------------------------------------------------------------------------------------
 Combined Index                              14.67%        8.63%        8.40%        7.01%         7.97%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate Trust
(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 8.71%
Worst quarter: Q3 '02, -5.57%

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
[star] [star] [star]

Overall rating for JHT Series I among 875 moderate allocation funds as of June 30, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 875, 3 stars out of 656 and 3 stars out of 358 moderate allocation funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $2,168,172,588

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[the following was represented as a bar chart in the printed material]

1998            9.75%
1999            7.84%
2000            3.92%
2001           -1.09%
2002           -4.07%
2003           17.83%
2004           11.04%
2005            4.15%
2006           10.35%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                                  Since
                                              1 year      3 year      5 year      10 year     inception
-----------------------------------------------------------------------------------------------------------
 Series I                                    12.30%       9.16%       8.89%        6.74%         7.19%
-----------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index                 20.59%      11.68%      10.71%        7.13%         8.54%
-----------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index         6.12%       3.98%       4.48%        6.02%         6.09%
-----------------------------------------------------------------------------------------------------------
 Combined Index                              11.78%       7.09%       7.15%        6.79%         7.43%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative Trust
(formerly Lifestyle Conservative 280 Trust)

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:
Best quarter: Q4 '02, 6.12%
Worst quarter: Q2 '04, -2.08%

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for JHT Series I among 369 conservative allocation funds as of June 30, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 369, 3 stars out of 202 and 4 stars out of 94 conservative allocation funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $809,709,030

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[the following was represented as a bar chart in the printed material]

1998           10.20%
1999            4.18%
2000            7.54%
2001            3.28%
2002            1.80%
2003           11.47%
2004            8.59%
2005            2.88%
2006            8.34%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                                 Since
                                             1 year      3 year      5 year      10 year     inception
-------------------------------------------------------------------------------------------------------------
 Series I                                    9.19%       7.01%       6.92%        6.59%         6.87%
-------------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index                20.59%      11.68%      10.71%        7.13%         8.54%
-------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index        6.12%       3.98%       4.48%        6.02%         6.09%
-------------------------------------------------------------------------------------------------------------
 Combined Index                              8.93%       5.54%       5.84%        6.46%         6.79%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Amendment dated July 25, 2007
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds II dated May 1, 2007
Lifestyle Portfolios -- Class R, R1, R2, R3, R4 and R5 shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a "Portfolio") of John Hancock Funds II ("JHF II") commenced operations in October 2005. Each of the Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Portfolio, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Amendment presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any Portfolio, and you should not assume that a Portfolio will have the same future performance as the JHT portfolio. The future performance of a Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect these higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive Trust
(formerly Lifestyle Aggressive 1000 Trust)

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 18.07%
Worst quarter: Q3 '02, -18.84%

Index (reflects no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.


MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for JHT Series I among 1,598 large blend funds as of June 30, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 1,598, 5 stars out of 1,237 and 2 stars out of 527 large blend funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $631,542,167

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

               [BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]

1998     1999     2000     2001     2002     2003     2004     2005     2006
4.79%    14.55%   -5.12%   -13.83%  -20.71%  34.91%   16.06%   10.64%   15.46%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                    Since
                                 1 year       3 year       5 year     10 year   inception
-----------------------------------------------------------------------------------------
Series I                         20.88%       15.78%       13.80%       5.82%       6.26%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index      20.59%       11.68%       10.71%       7.13%       8.54%

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth Trust
(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 14.90%
Worst quarter: Q3 '02, -14.50%

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.


MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for JHT Series I among 1,598 large blend funds as of June 30, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,598, 5 stars out of 1,237 and 3 stars out of 527 large blend funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $12,873,173,216

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

               [BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]

1998     1999     2000     2001     2002     2003     2004     2005     2006
6.14%    16.50%   -3.18%   -9.16%   -15.84%  29.55%   14.59%   8.66%    13.47%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                    Since
                                 1 year       3 year       5 year     10 year   inception
-----------------------------------------------------------------------------------------
Series I                         17.86%       13.54%       12.46%       6.51%       7.08%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index      20.59%       11.68%       10.71%       7.13%       8.54%
-----------------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index                      6.12%        3.98%        4.48%       6.02%       6.09%
-----------------------------------------------------------------------------------------
Combined Index                   17.60%       10.15%        9.58%       7.13%       8.40%
-----------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced Trust
(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 11.64%
Worst quarter: Q3 '98, -10.36%

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.


MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for JHT Series I among 875 moderate allocation funds as of June 30, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 875, 5 stars out of 656 and 3 stars out of 358 moderate allocation funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $9,863,352,422

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

               [BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]

1998     1999     2000     2001     2002     2003     2004     2005     2006
5.67%    12.36%   2.33%    -4.85%   -9.95%   23.97%   13.49%   6.88%    12.67%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                    Since
                                 1 year       3 year       5 year     10 year   inception
-----------------------------------------------------------------------------------------
Series I                         15.90%       12.15%       11.32%       6.98%       7.48%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index      20.59%       11.68%       10.71%       7.13%       8.54%
-----------------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index                      6.12%        3.98%        4.48%       6.02%       6.09%
-----------------------------------------------------------------------------------------
Combined Index                   14.67%        8.63%        8.40%       7.01%       7.97%
-----------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate Trust
(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 8.71%
Worst quarter: Q3 '02, -5.57%

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)
[star] [star] [star]

Overall rating for JHT Series I among 875 moderate allocation funds as of June 30, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 875, 3 stars out of 656 and 3 stars out of 358 moderate allocation funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $2,168,172,588

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

               [BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]

1998     1999     2000     2001     2002     2003     2004     2005     2006
9.75%    7.84%    3.92%    -1.09%   -4.07%   17.83%   11.04%   4.15%    10.35%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                    Since
                                 1 year       3 year       5 year     10 year   inception
-----------------------------------------------------------------------------------------
Series I                         12.30%        9.16%        8.89%       6.74%       7.19%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index      20.59%       11.68%       10.71%       7.13%       8.54%
-----------------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index                      6.12%        3.98%        4.48%       6.02%       6.09%
-----------------------------------------------------------------------------------------
Combined Index                   11.78%        7.09%        7.15%       6.79%       7.43%
-----------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative Trust
(formerly Lifestyle Conservative 280 Trust)

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:
Best quarter: Q4 '02, 6.12%
Worst quarter: Q2 '04, -2.08%

Indexes (reflect no fees or taxes)
Standard & Poor's 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.


MORNINGSTAR RATING(TM)
[star] [star] [star] [star]

Overall rating for JHT Series I among 369 conservative allocation funds as of June 30, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 369, 3 stars out of 202 and 4 stars out of 94 conservative allocation funds for the 3-, 5- and 10-year periods ended June 30, 2007, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of June 30, 2007: $809,709,030

--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

               [BELOW DATA REPRESENTS BAR CHART IN PRINTED COPY]

1998     1999     2000     2001     2002     2003     2004     2005     2006
10.20%   4.18%    7.54%    3.28%    1.80%    11.47%   8.59%    2.88%    8.34%

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 6-30-07
--------------------------------------------------------------------------------

                                                                                    Since
                                 1 year       3 year       5 year     10 year   inception
-----------------------------------------------------------------------------------------
Series I                          9.19%        7.01%        6.92%       6.59%       6.87%
-----------------------------------------------------------------------------------------
Standard & Poor's 500 Index      20.59%       11.68%       10.71%       7.13%       8.54%
-----------------------------------------------------------------------------------------
Lehman Brothers Aggregate
  Bond Index                      6.12%        3.98%        4.48%       6.02%       6.09%
-----------------------------------------------------------------------------------------
Combined Index                    8.93%        5.54%        5.84%       6.46%       6.79%
-----------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

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